Earnings Per Share - Schedule of Diluted Earnings Per Share and Weighted Average Number of Common Shares Outstanding (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
Net income attributable to owners of the Company	$ 664,361	$ 275,675
Weighted average number of common shares	93,054,245	89,113,354
Dilutive effect of Stock options and restricted share units	2,281,778	1,821,452
Weighted average number of diluted common shares	95,336,023	90,934,806
Earnings per share - diluted (in dollars)	$ 6.97	$ 3.03